Deposit for an Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Deposit for an Acquisition [Abstract]
Schedule of Deposit for an Acquisition

Deposit for an acquisition consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	SGD	USD
Deposit for an acquisition [i]	3,370,757	3,920,925	-	-
Less: Long term portion	-	-	-	-
Deposit for an acquisition – current portion	3,370,757	3,920,925	-	-